SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of presentation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net loss			¥ 20,776	$ 2,847	¥ 353,433	¥ 376,069
Net cash used in operating activities			263,016	$ 36,033	(447,244)	(23,152)
Working capital			307,078
Shareholder's deficit			(642,644)		(583,451)		$ (88,042)
Restricted cash			518,332		623,548	716,791	71,011		$ 85,426	¥ 760,672
Outstanding borrowings			160,981		338,075		22,054
Other current liabilities			2,181,598
Reclassified from redeemable non-controlling interests			39,142		240,474
Redeemable non-controlling interests			1,038,914		870,825	¥ 1,056,939
Redeemable non-controlling interests			1,038,914		¥ 870,825		$ 142,331
Credit facility
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Maximum borrowing capacity			100,000					¥ 30,000
Amount of undrawn balance under credit facilities agreements			50,000
Non-controlling interest holders to facilitate repayment signed share repurchase agreement, one
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests			¥ 631,698
Redeemable non-controlling interest, second installment, redemption percentage			20.00%	20.00%
Threshold advance notice period for redemption of second installment			90 days	90 days
Redeemable non-controlling interest, remaining redemption percentage			70.00%	70.00%
Threshold advance notice period for redemption of remaining installments			90 days	90 days
Non-controlling interest holders signed to rearrange redemption rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests			¥ 286,314
Redeemable non-controlling interest, second installment, redemption percentage			20.00%	20.00%
Redeemable non-controlling interest, remaining redemption percentage			70.00%	70.00%
Non-controlling interest holders to facilitate repayment signed share repurchase agreement, two
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests			¥ 24,833
Redeemable non-controlling interest, first installment, redemption percentage			30.00%	30.00%
Redeemable non-controlling interest, second installment, redemption percentage			70.00%	70.00%
Non-controlling interest holders to facilitate repayment signed share repurchase agreement, three
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests			¥ 85,594
Redeemable non-controlling interest, second installment, redemption percentage			20.00%	20.00%
Threshold advance notice period for redemption of second installment			90 days	90 days
Redeemable non-controlling interest, remaining redemption percentage			71.92%	71.92%
Threshold advance notice period for redemption of remaining installments			90 days	90 days
1 Pharmacy Technology
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Annual interest rate {as a percentage)	6.00%	6.00%	6.00%	6.00%